RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2021
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

18.   RESTRICTED NET ASSETS

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Group’s PRC subsidiaries only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s PRC subsidiaries.

In accordance with the Regulations on Enterprises with Foreign Investment of China and its Articles of Association, the Company’s PRC subsidiaries, being a foreign-invested enterprise established in the PRC, are required to provide certain statutory reserves, namely the general reserve fund, enterprise expansion fund and staff welfare and bonus fund, all of which are appropriated from net profit as reported in its PRC statutory accounts. The Company’s PRC subsidiaries are required to allocate at least 10% of its annual after-tax profit to the general reserve fund until such fund has reached 50% of its registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the Board of Directors of the PRC subsidiaries. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances, or cash dividends.

18.   RESTRICTED NET ASSETS (CONTINUED)

In accordance with the PRC Company Laws, the Company’s VIEs and the subsidiaries of the VIEs must make appropriations from their annual after-tax profits as reported in their PRC statutory accounts to non-distributable reserve funds, namely statutory surplus fund, statutory public welfare fund and discretionary surplus fund. The VIEs and the subsidiaries of the VIEs are required to allocate at least 10% of their after-tax profits to the statutory surplus fund until such fund has reached 50% of their respective registered capital. Appropriations to the discretionary surplus fund are made at the discretion of the Board of Directors of the VIEs and the subsidiaries of the VIEs. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances, or cash dividends.

For the years ended December 31, 2019 and 2020, the Company’s PRC subsidiaries had appropriated RMB4,094 and RMB173 of statutory reserves, respectively, and had reversed RMB7,871 (US$1,235) of statutory reserves for the year ended December 31, 2021, which are included in shareholder’s equity.

Under PRC laws and regulations, there are restrictions on the Company’s PRC subsidiaries, the VIEs and the subsidiaries of the VIEs with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Amounts restricted include paid-in capital and surplus reserves of the Company’s PRC subsidiaries and the VIEs and the subsidiaries of the VIEs, totaling RMB5,272,231 (US$827,328) as of December 31, 2021; therefore in accordance with Rules 504 and 4.08(e)(3) of Regulation SX, the condensed parent company only financial statements as of December 31, 2020 and 2021 and for each of the three years in the period ended December 31, 2021 are disclosed in Note 29.

Furthermore, cash transfers from the Company’s PRC subsidiaries to its subsidiaries outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the PRC subsidiaries and consolidated VIEs to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.